OPERATING SEGMENT INFORMATION - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Employees Facility country	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of operating segments [line items]
Number of employees | Employees	13,200
Revenue	€ 5,907	€ 5,686	€ 5,237
P&ARP
Disclosure of operating segments [line items]
Number of facilities | Facility	4
Number of countries in which entity operates | country	3
Number of employees | Employees	4,000
Revenue	€ 3,139	3,050	2,805
P&ARP | One largest customer
Disclosure of operating segments [line items]
Revenue		812
P&ARP | Two largest customers
Disclosure of operating segments [line items]
Revenue			1,364
A&T
Disclosure of operating segments [line items]
Number of facilities | Facility	6
Number of countries in which entity operates | country	3
Number of employees | Employees	4,000
Revenue	€ 1,420	1,339	1,301
AS&I
Disclosure of operating segments [line items]
Number of facilities | Facility	18
Number of countries in which entity operates | country	10
Number of employees | Employees	4,800
Revenue	€ 1,348	€ 1,287	€ 1,118